Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of property and equipment
	December 31, 2019	December 31, 2018

Office equipment and furniture	$126,738	$128,555
Vehicle	709,514	719,685
Leasehold improvement	48,675	49,373
Subtotal	884,927	897,613
Less: accumulated depreciation and amortization	(201,300)	(173,836)
Impairment	(683,627)	-
Total	$-	$723,777